Geographic Information	3 Months Ended
Mar. 31, 2013
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 12 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended March 31,
	2013	2012
United States	$207.7	$222.6
Canada	7.7	7.6
Mexico	5.6	6.4
United Kingdom	4.2	4.2
France	4.0	3.6
Germany	2.4	2.1
China	1.8	1.5
Spain	1.8	1.3
Other	10.6	12.3

	$245.8	$261.6

Net long-lived assets by country were as follows (in millions):

	March 31, 2013	December 31, 2012
United States	$807.4	$812.7
China	45.0	45.1
Spain	19.6	20.5
Mexico	10.7	10.8
Other	0.7	1.0

	$883.4	$890.1